LAND USE RIGHTS AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Land Use Rights [Table Text Block]
	December 31,	December 31
	2012	2011
Land use rights	$13,340,419	$2,054,259
Less: accumulated amortization	(218,056)	(97,643)
Land use rights, net	$13,122,363	$1,956,616

Schedule of Land Use Rights, Future Amortization Expense [Table Text Block]
Estimated amortization for the next five years and thereafter is as follows:
2013	303,785
2014	303,785
2015	303,785
2016	303,785
2017	303,785
Thereafter	11,603,438
Total	$13,122,363

Schedule of Intangible Assets [Table Text Block]
	December 31,	December 31
	2012	2011
Software development costs	$11,611,432	$9,489,011
Technology	7,779,315	7,715,591
Trademarks	4,489,623	4,452,846
Customer base	318,988	316,374
Sub-Total	24,199,358	21,973,822
Less: accumulated amortization	(9,782,382)	(7,593,363)
Intangible assets, net	$14,416,976	$14,380,459

Schedule of Intangible Assets, Future Amortization Expense [Table Text Block]
2013	2,046,450
2014	2,046,450
2015	2,046,450
2016	2,046,450
2017	1,638,781
Thereafter	4,592,395
Total	$14,416,976